Asset retirement obligations ('ARO') (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other provisions	$ 3,878	$ 2,903	$ 2,893
Xuxa Mine [Member]
IfrsStatementLineItems [Line Items]
Other provisions	2,924	2,169
Barreiro Mine [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 954	$ 734